Note 23 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 2,354	€ 2,348
Other long term employees benefits		354	384
Legal proceedings provision		761	791
Provisions commitments and guarantees given		613	667
Other provisions	[1]	377	429
Provisions		€ 4,458	€ 4,619

[1]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.